Document and Entity Information - Jun. 30, 2015 - shares	Total
Document and Entity Information [Abstract]
Entity Registrant Name	Ardmore Shipping Corp
Entity Central Index Key	0001577437
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	26,046,485
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q2
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2015